FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of financial instruments

							Consolidated
Consolidated				12/31/2022			12/31/2021
	Notes	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances
Assets
Current
Cash and cash equivalents	4		11,991,356	11,991,356		16,646,480	16,646,480
Short-term investments	5	1,184,895	271,590	1,456,485	2,383,059	261,673	2,644,732
Trade receivables	6		3,233,164	3,233,164		2,597,838	2,597,838
Dividends and interest on equity	9		77,377	77,377		76,878	76,878
Trading securities	9	9,596		9,596	12,028		12,028
Loans - related parties	9		5,383	5,383		4,511	4,511
Total		1,194,491	15,578,870	16,773,361	2,395,087	19,587,380	21,982,467

Non-current
Investments	5		156,185	156,185		147,671	147,671
Other trade receivables	9		8,059	8,059		2,345	2,345
Eletrobrás compulsory loan	9		58,030	58,030		859,607	859,607
Receivables by indemnity	9		974,863	974,863		534,896	534,896
Loans - related parties	9		1,384,773	1,384,773		1,143,228	1,143,228
Investments	10	94,700		94,700	190,321		190,321
Total		94,700	2,581,910	2,676,610	190,321	2,687,747	2,878,068

Total Assets		1,289,191	18,160,780	19,449,971	2,585,408	22,275,127	24,860,535

Liabilities
Current
Borrowings and financing	13		5,269,952	5,269,952		5,532,736	5,532,736
Leases	15		177,010	177,010		119,047	119,047
Trade payables	16		6,596,915	6,596,915		6,446,999	6,446,999
Trade payables - drawee risk	17		5,709,069	5,709,069		4,439,967	4,439,967
Dividends and interest on capital	17		611,307	611,307		1,206,870	1,206,870
Derivative financial instruments		416,935		416,935
Total		416,935	18,364,253	18,781,188		17,745,619	17,745,619

Non-current
Borrowings and financing	13		36,170,996	36,170,996		27,221,914	27,221,914
Leases	15		516,836	516,836		492,504	492,504
Trade payables	16		46,269	46,269		98,625	98,625
Derivative financial instruments	17	69,472		69,472	101,822		101,822
Total		69,472	36,734,101	36,803,573	101,822	27,813,043	27,914,865

Total Liabilities		486,407	55,098,354	55,584,761	101,822	45,558,662	45,660,484

Schedule of financial instruments at fair value through profit or loss

Consolidated			12/31/2022			12/31/2021
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial investments	1,184,895		1,184,895	2,383,059		2,383,059
Trading securities	9,596		9,596	12,028		12,028
Non-current
Investments	94,700		94,700	190,321		190,321
Total Assets	1,289,191		1,289,191	2,585,408		2,585,408

Liabilities
Current
Derivative financial instruments		416,935	416,935
Non-current
Derivative financial instruments		69,472	69,472		101,822	101,822
Total Liabilities		486,407	486,407		101,822	101,822

Schedule of foreign exchange exposure

		12/31/2021
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in US$’000)
Cash and cash equivalents overseas	1,191,036	1,656,271
Trade receivables	315,920	212,424
Financial investments	26,930	23,748
Borrowings and financing	(4,594,471)	(3,866,290)
Trade payables	(366,149)	(613,961)
Others	(23,079)	(149,532)
Natural Gross Foreign Exchange Exposure (assets - liabilities)	(3,449,813)	(2,737,340)
Cash flow hedge accounting	4,409,760	2,655,350
Exchange rate swap CDI x Dollar	(67,000)	(67,000)
Exchange rate swap Real x Dollar	(115,000)
Net foreign exchange exposure	777,947	(148,990)

Schedule of scenarios

				12/31/2022
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	5.2177	5.2070	6.5221	7.8266
EUR	5.5694	5.5580	6.9618	8.3541
USD x EUR	1.0674	1.0674	1.3343	1.6011

Schedule of sensitivity analysis effects on income statement

					12/31/2022
Instruments	Notional	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$

Gross exchange position	(3,449,813)	Dollar	36,913	(4,500,022)	(9,000,045)

Cash flow hedge accounting	4,409,760	Dollar	(47,184)	5,752,201	11,504,402

Exchange rate swap CDI x Dollar	(67,000)	Dollar	717	(87,396)	(174,793)

Exchange rate swap Real x Dollar	(115,000)	Dollar	1,230	(150,009)	(300,018)

Net exchange position	777,947	Dollar	(8,324)	1,014,774	2,029,546
(*)	The probable scenarios were calculated considering the following variations for the risks: Real x Dollar – valuation of the Real by 0.21% / Real x Euro - valuation of the Real by 0.20% / Euro x Dollar - no variation. Source: Central Bank of Brazil and European Central Bank quotations on March 1, 2023.

Schedule of sensitivity analysis of interest rates

			12/31/2022
Interest	Interest rate	Scenario 1	Scenario 2
CDI	13.65%	17.06%	20.48%
TJLP	7.20%	9.00%	10.80%
LIBOR	5.14%	6.42%	7.71%
SELIC	13.75%	17.19%	20.63%

Schedule of effects on profit and loss

						Consolidated
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	13.65	5,026,521	(14,249,092)	(10,481,452)	(10,796,172)	(11,110,892)
TJLP	7.20		(1,044,833)	(1,120,061)	(1,138,868)	(1,157,675)
Libor	5.14		(6,936,984)	(7,293,466)	(7,382,586)	(7,471,707)
Selic	13.75		(14,596)	(16,603)	(17,105)	(17,606)
(*)	The sensitivity analysis is based on the premise of maintaining the market values as of December 31, 2022 as a probable scenario recorded in the company´s assets and liabilities.

Schedule of dollar x Euro swap

				12/31/2022	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
		Appreciation (R$)		Fair value (market)	Other income and expenses (note 27)		Other comprehensive income		Exchange variation
Maturity	Notional	Asset position	Liability position	Amounts receivable / (payable)
02/02/2021 to 10/02/2021 (Settled)	Platts					(27,728)				16,790
05/31/2022 (Settled)	Platts				23,374				(1,087)
12/01/2022 to 12/31/2022	Platts	797,721	(873,385)	(75,664)	(75,664)				667
01/01/2023 to 01/31/2023	Platts	1,098,354	(1,218,934)	(120,580)			120,580		(1,484)
02/01/2023 to 02/28/2023	Platts	1,087,106	(1,197,361)	(110,255)			110,255		(1,244)
03/01/2023 to 03/31/2023	Platts	696,149	(770,062)	(73,913)			73,913		(938)
04/01/2023 to 04/30/2023	Platts	372,109	(385,572)	(13,463)			13,463		(131)
05/01/2023 to 05/31/2023	Platts	392,861	(404,946)	(12,085)			12,085		(81)
06/01/2023 to 06/30/2023	Platts	396,961	(407,934)	(10,973)			10,973		(35)
		4,841,261	(5,258,194)	(416,933)	(52,290)	(27,728)	341,269		(4,333)	16,790

Schedule of fair value of cash flow accounting platts, net

	12/31/2021	Movement	Realization	12/31/2022
Cash flow hedge accounting – “Platts”		393,559	(52,290)	341,269
Income tax and social contribution on cash flow hedge accounting		(133,810)	17,779	(116,031)
Fair Value of cash flow accounting - Platts, net		259,749	(34,511)	225,238

Schedule of sensitivity analysis for platts price risks

	12/31/2022
Maturity	Probable scenario R$	Scenario 1 R$	Scenario 2 R$
01/01/2023 to 01/31/2023	(187,669)	(362,057)	(654,139)
02/01/2023 to 02/28/2023	(187,132)	(359,922)	(649,327)
03/01/2023 to 03/31/2023	(129,814)	(241,817)	(429,410)
04/01/2023 to 04/30/2023	(44,186)	(100,637)	(195,186)
05/01/2023 to 05/31/2023	(47,457)	(107,165)	(207,171)
06/01/2023 to 06/30/2023	(44,919)	(104,839)	(205,199)
	(641,177)	(1,276,437)	(2,340,432)

Schedule of hedging instruments

									12/31/2022
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.2850	30,000	(30,000)	(11,832)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3254	100,000	(100,000)	(39,382.00000)	-
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	25,000	(25,000)	(1,583.00000)	-
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	70,000	(70,000)	(26,068.00000)	-
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	30,000	(30,000)	(20,038.00000)	-
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3815	30,000	(30,000)	(11,253.00000)	-
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - October 2022	3.3940	355,000	(355,000)	(22,356)	-
2/4/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(1,093,045)	(389,596)	290,375
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(829,661)	(770,870)	745,432
10/1/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2027 - January 2028	4.0745	1,416,000	(1,287,000)	(67,766)	1,362,073
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2027 - January 2028	4.2064	1,000,000	-	-	1,011,300
1/6/2022	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - April 2032	4.7289	1,145,300	(62,200)	(32,290)	529,419
1/6/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - May 2033	4.7289	878,640	(61,080)	(33,265)	399,623
1/12/2022	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2031	5.0360	490,000			89,033
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - November 2023	5.1643	60,000			3,204
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - December 2025	5.2565	100,000			(3,880)
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - January 2024	5.2660	50,000			(2,415)
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - November 2023	5.3270	20,000			(2,186)
1/12/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2027	5.0360	70,000			12,719
Total						8,382,746	(3,972,986)	(1,426,299)	4,434,697
(*)	The realization of Hedge accounting cash flow is recognized in Other operating income and expenses, note 27.

Schedule of hedge accounting movements

				Consolidated
	12/31/2021	Movement	Realization	12/31/2022
Cash flow hedge accounting	5,763,400	97,596	(1,426,299)	4,434,697
Income tax and social contribution on cash flow hedge accounting	(1,959,556)	(33,183)	484,942	(1,507,797)
Fair Value of cash flow accounting, net taxes	3,803,844	64,413	(941,357)	2,926,900

Schedule of contractual maturities of financial liabilities including interest

					Consolidated
At December 31, 2022	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures (note 13)	5,269,952	3,874,476	11,087,002	21,209,518	41,440,948
Lease Liabilities (note 15)	177,010	155,938	139,118	221,780	693,846
Derivative financial instruments (note 14 a)	416,935	69,472			486,407
Trade payables (note 16)	6,596,915	27,838	18,411	20	6,643,184
Trade payables - Drawee Risk (note 17)	5,709,069				5,709,069
Dividends and interest on equity (note 17)	611,307				611,307
	18,781,188	4,127,724	11,244,531	21,431,318	55,584,761

Schedule of Fair values of assets and liabilities in book value

		12/31/2022		12/31/2021
	Closing Balance	Fair value	Closing Balance	Fair value
Fixed Rate Notes	15,656,088	13,782,836	15,617,091	15,700,276
(*)	Source: Bloomberg

Schedule of position of the derivatives

							12/31/2022	12/31/2021	12/31/2020
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) (note 28)
Instrument	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap

Exchange rate swap Dollar x Euro	Settled	Dollar						7,119	(9,672)
Exchange rate swap Dollar x Real	Settled	Dollar	100,000				176,991	37,322
Exchange rate swap CDI x Dollar	10/02/2023	Dollar	67,000	297,020	(355,025)	(58,005)	43,817	(9,960)	(106,143)
Exchange rate swap Real x Dollar	10/6/2027	Dollar	115,000	622,776	(634,243)	(11,467)	(11,467)
Total Swap			282,000	919,796	(989,268)	(69,472)	209,341	34,481	(115,815)

Interest rate swap
Interest rate (Debentures) CDI x IPCA	07/15/2031	Real	576,448	612,994	(649,635)	(36,641)	(67,471)	(17,432)
Interest rate (Debentures) CDI x IPCA	07/15/2032	Real	745,000	813,924	(850,497)	(36,573)	(36,571)
Interest rate (Debentures) CDI x IPCA	07/15/2036	Real	423,552	449,550	(492,040)	(42,490)	(25,057)	(17,488)
Interest rate (Debentures) CDI x IPCA	07/15/2037	Real	655,382	691,974	(717,553)	(25,579)	(25,579)
Interest rate (Debentures) CDI x IPCA	02/16/2032	Real	600,000	657,792	(666,223)	(8,431)	(24,089)
Interest rate (Debentures) CDI x IPCA	12/2/2032	Real	600,000	658,086	(666,351)	(8,265)	(79,130)
Total interest rate (Debentures) CDI x IPCA			3,600,382	3,884,320	(4,042,299)	(157,979)	(257,897)	(34,920)

				4,804,116	(5,031,567)	(227,451)	(48,556)	(439)	(115,815)

Schedule of balance sheet and statement of income

			12/31/2022	12/31/2021	12/31/2020
Instruments	Liabilities		Financial income (expenses), net (note 28)
	Non-current	Total
Exchange rate swap (NDF) Dollar x real (settled)			176,991	37,322
Exchange rate swap Dollar x Euro (Settled)				7,119	(9,070)
Exchange rate swap GBP x Euro					(602)
Exchange rate swap CDI x Dollar	(58,005)	(58,005)	43,817	(9,960)	(106,143)
Interest rate swap CDI x IPCA	(157,979)	(157,979)	(257,897)	(34,920)
	(227,451)	(227,451)	(48,556)	(439)	(115,815)

Schedule of other operating income and expenses

Class of shares	12/31/2022				12/31/2021				12/31/2022	12/31/2021	12/31/2020
	Quantity	Equity interest (%)	Share price	Closing Balance	Quantity	Equity interest (%)	Share price	Closing Balance	Profit or loss (notes 27 and 28)
USIM3	106,620,851	15.12%	7.41	790,061	106,620,851	15.12%	14.51	1,547,069	(757,008)	(121,593)	623,652
USIM5	55,144,456	10.07%	7.16	394,834	55,144,456	10.07%	15.16	835,990	(441,156)	506,890	566,837
				1,184,895				2,383,059	(1,198,164)	385,297	1,190,489
PATI3	2,705,726	11.31%	35.00	94,700	2,705,726	11.31%	70.34	190,321	(95,620)	109,254	12,579
				1,279,595				2,573,380	(1,293,784)	494,551	1,203,068

Schedule of sensitivity analysis for stock price risks

		12/31/2022
Class of shares	Probable scenario	Scenario 1	Scenario 2
	5%	25%	50%
USIM3	(39,503)	(197,515)	(395,030)
USIM5	(19,742)	(98,709)	(197,417)
PATI3	(4,735)	(23,675)	(47,350)

Schedule of capital management

Thousands of reais	12/31/2022	12/31/2021
Shareholder's equity (equity)	21,907,929	23,374,389
Borrowings and Financing (Third-party capital)	40,918,742	32,507,522
Gross Debit/Shareholder's equity	1.87	1.39